Trade receivables and other current assets - Disclosure of Break Down of Other Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 5,488	€ 4,091
VAT receivable	1,437	1,055
Prepaid expenses	2,236	2,981
Other receivables	1,747	2,741
Other current assets	€ 10,909	€ 10,868